LINE OF CREDIT (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITY

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of September 30, 2025, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2025 (October –Dec,)	16,500	13,338
2028 - 12 months	66,000	55,822
2028 - 12 months	66,000	62,845
2028 (Jan)	5500	5500
Total Remaining	154,000	137,305